Accrued Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSE	6. ACCRUED EXPENSE As of September 30, 2018, the Company had accrued expenses of $393,904 compared to $332,503, for the year-end December 31, 2017.
6.	ACCRUED EXPENSE
As of December 31, 2017, the Company had accrued expenses of $332,503 compared to $231,060 for the year ended December 31, 2016.